Quarterly Information (Unaudited) (Notes)	12 Months Ended
Jun. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)

2015	1st	2nd	3rd	4th	Total
Net sales	$3,269,932	$3,134,993	$3,162,311	$3,144,508	$12,711,744
Gross profit	810,067	733,409	789,295	723,728	3,056,499
Net income attributable to common shareholders	280,089	267,252	285,345	179,454	1,012,140
Diluted earnings per share	1.85	1.80	2.02	1.27	6.97

2014	1st	2nd	3rd	4th	Total
Net sales	$3,226,144	$3,106,006	$3,358,406	$3,525,415	$13,215,971
Gross profit	749,735	686,035	752,513	839,461	3,027,744
Net income attributable to common shareholders	244,316	253,288	242,406	301,038	1,041,048
Diluted earnings per share	1.61	1.66	1.60	1.98	6.87

Earnings per share amounts are computed independently for each of the quarters presented, therefore, the sum of the quarterly earnings per share amounts may not equal the total computed for the year.